CASH, CASH EQUIVALENTS AND TIME DEPOSITS - Summary of cash, cash equivalents and time deposits comprise (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
CASH, CASH EQUIVALENTS AND TIME DEPOSITS
Cash and cash equivalents	¥ 4,275,014	¥ 6,666,304	¥ 3,836,137	¥ 4,268,300
Time deposits	¥ 1,099,805	¥ 301,401